Financial Risk Management - Summary of Net Debt Position (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net debt [line items]
Cash and cash equivalents	£ 1,116	£ 437
Derivative financial instruments	11	15
Financial liabilities	(2,043)	(2,061)
Revolving credit facility		(230)
Investment in finance lease receivable	130	196
Lease liabilities	(752)	(838)
Net debt	(463)	(1,016)
Bank loans and overdrafts [member]
Disclosure of net debt [line items]
Financial liabilities	(3)	(3)
Bonds [member]
Disclosure of net debt [line items]
Financial liabilities	£ (965)	£ (593)